Investments accounted for using equity method	12 Months Ended
Dec. 31, 2021
Disclosure of investments accounted for using equity method [Abstract]
Disclosure of investments accounted for using equity method [text block]
Note 16 Investments accounted for using equity method

Joint ventures and Associates

As of
December 31, 2021 and 2020
, the Company recorded investments qualifying as joint venture and associates.

The share value of investments in joint ventures and associates are detailed as follows:

	Percentage of participation	As of December 31, 2021	As of December 31, 2020
	%	ThCh$	ThCh$
Cervecería Austral S.A.	50.00	12,235,881	9,968,250
Central Cervecera de Colombia S.A.S.	50.00	22,337,040	28,125,779
Zona Franca Central Cervecera S.A.S.	50.00	102,959,342	91,652,215
Total joint ventures		137,532,263	129,746,244
Other companies		582,217	1,360,541
Total associated		582,217	1,360,541
Total		138,114,480	131,106,785

The above mentioned values include goodwill generated in the acquisition of the following joint venture and associate, which are presented net of any impairment loss:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Cervecería Austral S.A.	1,894,770	1,894,770
Total	1,894,770	1,894,770

The result accrued in joint ventures and associates are detailed as follows:

	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Cervecería Austral S.A.	3,957,553	1,799,437	1,930,395
Foods Compañía de Alimentos CCU Ltda.	-	(354,154)	897,526
Central Cervecera de Colombia S.A.S.	(5,935,519)	(11,577,019)	(18,755,448)
Zona Franca Central Cervecera S.A.S.	2,904,998	1,690,661	(562,416)
Total joint ventures	927,032	(8,441,075)	(16,489,943)
Other companies	(701,006)	3,866	58,184
Total associated	(701,006)	3,866	58,184
Total	226,026	(8,437,209)	(16,431,759)

F-85
Changes in investments in joint ventures and associates are detailed as follows:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Balance at the beginning of year	131,106,785	136,098,062
Other payments to acquire interests in joint ventures	5,791,718	19,287,372
Participation in the joint ventures and associates (loss)	226,026	(8,437,209)
Capital decrease (1)	-	(1,355,651)
Dividends received	(1,651,730)	(423,669)
Others (*)	2,641,681	(14,062,120)
Total	138,114,480	131,106,785
(1)	See Note 16 – Investments accounted for using equity method, number (2).
(*) Mainly includes effects from the conversion of joint ventures.

Significant matters regarding investments accounted for using the equity method are detailed as follow
s
:

(1) Cervecería Austral S.A.

It is a closed stock company that operates as a beer manufacturing facility in the southern end of Chile, which is the southernmost brewery in the world.

(2)
Foods Compañía de Alimentos CCU Ltda.
(Foods)

Foods, is a closed stock company that participated in the business of snacks and foods in Chile. At the end of 2015, Foods sold the Calaf and Natur brands to Empresas Carozzi S.A. In addition Foods was the main shareholder of Alimentos Nutrabien S.A. and owned the Nutra Bien brand. On December 17, 2018, Foods and subsidiary CCU Inversiones S.A. sold 100% of the shares of Alimentos Nutrabien S.A. to Ideal S.A.

On November 18, 2019 at the Ordinary Shareholders Meeting, it was agreed to decrease the capital of the company by an amount of ThCh$ 22,400,000, leaving a final capital of ThCh$ 12,144,358. This decrease was paid in proportion to the number of shares held by each shareholder as of the date of said Meeting.

In the Extraordinary Shareholders' Meeting held on September 23, 2020, it was agreed to transform the company into a limited liability company (LLC), which was renamed as Foods Compañía de Alimentos CCU Limitada.

On November 11, 2020, Foods Compañía de Alimentos CCU Limitada was liquidated.

As a result of the aforementioned the shareholder CCU Inversiones S.A. exchanged its investment for assets: cash, which is presented in the Statement of Cash Flows under Investment flows in the line Other cash movements, and land and facilities in the Consolidated Financial Statement in the Item Investment Properties.
The effect on results of this dissolution amounted to ThCh $ 1,355,651.

(3) Central Cervecera de Colombia S.A.S.
and Zona Franca Central Cervecera S.A.S.

On November 10, 2014, CCU, directly and through its subsidiaries CCU Inversiones II SpA., and Grupo Postobón have established a joint arrangements through a company named Central Cervecera de Colombia S.A.S. (the "Company"), in which CCU and Grupo Postobón participate as equal shareholders. The purpose of this Company is the beer and non-alcoholic drinks production, marketing and distribution based on malt (Products).

Subsequently, on August 16, 2017, CCU, through its subsidiary CCU Inversiones ll Limitada, acquired 50% of the shares of a company incorporated in Colombia called Zona Franca Central Cervecera S.A.S. (ZF CC), which relates to a joint agreements and that qualifies as a joint operations, in which CCU and Grupo Postobón participate as equal shareholders. The amount of this transaction was US$ 10,204, equivalents to ThCh$ 6,432. The purpose of ZF CC is acting exclusively as industrial user of one or more free trade zones; manufacturing and selling products of its own brands and through licenses to CCC. CCC markets these products.
For the purposes above, previous associations involves the construction of a beer production plant, with an annual total capacity of 3,000,000 hectoliters.

As of December 31, 2021 and 2020, the total amount contributed to CCC and ZF CC was US$
286,949,917
(equivalents to ThCh$
191,778,048
) and US$ 279,394,156 (equivalents to ThCh$ 185,986,350), respectively.

The Company does not have any contingent liabilities related to joint ventures and associates as D ecember 31, 2020
.
As of December 31, 2021 and 2020, the significant items of the financial statements of 100% of joint ventures are summarized as follows:

	Joint ventures
	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Assets and Liabilities
Current assets	119,216,592	86,429,862
Non-current assets	308,504,421	290,767,946
Current liabilities	94,235,491	58,255,727
Non-current liabilities	62,342,964	62,082,064

	Joint ventures
	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Income Statement (Summarized)
Net sales	266,707,778	186,220,125	124,808,755
Operating result	(3,907,203)	(17,903,426)	(42,670,725)
Net income for year	548,637	(17,637,644)	(31,752,130)
Other comprehensive income	16,571,448	10,808,355	(49,363,608)
Depreciation and amortization	(15,726,722)	(16,209,859)	(11,386,595)